Annual Operating Expenses {- Fidelity Series Total Market Index Fund} - 02.28 Fidelity Series Total Market Index Fund Pro-03 - Fidelity Series Total Market Index Fund - Fidelity Series Total Market Index Fund
Apr. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none